INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 14,676,000	$ 13,043,000
Share-based compensation	2,649,000	3,217,000
Accrued expenses
Valuation allowance	(17,325,000)	(16,260,000)
Total